Restructuring and Related Reorganization Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 13,360	$ 0
Payments for restructuring	13,209
Cost of Sales [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	2,662
Selling and Marketing Expense [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	3,851
General and Administrative Expense [member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	399
Payments for restructuring	3,239
Technology and Product Development [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	3,209
Employee severance [member]
Restructuring Cost and Reserve [Line Items]
Restructuring headcount reduction benefits recognized	$ 12,961
Restructuring reserve adjustment description	Based on current plans, we expect total severance benefits in 2021 to decrease.
Restructuring charges	$ 12,961
Payments for restructuring	12,961
Other restructuring [member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	399
Payments for restructuring	$ 248